Intangible assets and goodwill	12 Months Ended
Jun. 30, 2018
Intangible assets and goodwill [abstract]
Disclosure of intangible assets and goodwill [text block]
10	Intangible assets and goodwill

	Goodwill RMB	Student relationship RMB	Trademark RMB	Total RMB
Cost
Balance at July 1, 2015, June 30, 2016, 2017	62,046	45,037	16,540	123,623
Disposals of component	(406)	—	—	(406)
Balance at June 30, 2018	61,640	45,037	16,540	123,217

Accumulated Amortization
Balance at June 30, 2015	—	(42,414)	—	(42,414)
Amortization for the year	—	(948)	—	(948)
Balance at June 30, 2016	—	(43,362)	—	(43,362)
Amortization for the year	—	(662)	—	(662)
Balance at June 30, 2017	—	(44,024)	—	(44,024)
Amortization for the year	—	(446)	—	(446)
Balance at June 30, 2018	—	(44,470)	—	(44,470)

Net book value
At June 30, 2017	62,046	1,013	16,540	79,599
At June 30, 2018	61,640	567	16,540	78,747

Intangible assets and goodwill arose from the acquisition of Tianma Experimental on July 1, 2009.

In February 2018, the
Group
entered into an asset restructuring agreement, pursuant to which all the assets and liabilities related to the CGU of Tianma Kindergarten was sold to Zhuji Hailiang Preschool Investment Co., Ltd, a related party of the
Group
. Thus, the goodwill with an amount of RMB406 allocated to Tianma Kindergarten was spin off from the
Group
.

Student relationship

The amortization of student relationship is included in “selling expenses”. No impairment loss of the student relationship intangible asset was recognized in the statements of profit or loss and other comprehensive income for the years ended June 30, 2016, 2017 and 2018.

Goodwill and trademark with indefinite useful lives

For the purpose of impairment testing, goodwill and trademark are allocated to a group of CGUs which represents the lowest level within the Group at which the goodwill and trademark are monitored for internal management purpose. The recoverable amount of goodwill is estimated based on discounted cash flows forecast, which is based upon a combination of long term trends, industry forecasts and in house estimates.

For the purpose of impairment testing, the carrying amounts of goodwill and trademark are allocated to Tianma Experimental, which is the lowest level for which the assets are monitored for internal management purpose. The aggregated carrying amounts of goodwill and trademark are as follows:

	2017 RMB	2018 RMB
Goodwill	62,046	61,640
Trademark	16,540	16,540
Total	78,586	78,180

The recoverable amount of this CGU was based on fair value less costs of disposal, which was estimated using discounted cash flow projections. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used (see Note 2(e)).

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represented management’s assessment of future trends in the relevant industry and were based on historical data from both external and internal sources.

In percent	2016	2017	2018
Discount rate	24%	24%	15%
Terminal value growth rate	3%	3%	3%

The discount rate was a post-tax measure estimated based on the historical industry average weighted-average cost of capital, with a possible debt leveraging of 0%.

The cash flow projections included the following specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate, consistent with the assumption that a market participant would make.

•
Revenue growth was projected considering the average growth levels experienced over the past five years and the estimated student headcount and tuition growth for the next five years. It was assumed that tuition would increase in line with forecast inflation over the next five years.

•	Growth of cost of sales, selling expenses and administrative expenses were projected considering inflation and estimated student headcount for the next five years.

The estimated recoverable amount of the CGU exceeded its carrying amount as of June 30, 2016, 2017 and 2018, respectively.

The recoverable amount of trademark is determined using the relief from royalty method, which was based on post-tax cash flow projections for 5 years based on financial budgets approved by management, including royalty rate of 3% (2017 and 2016: 3%), terminal growth rate of 3% (2017 and 2016: 3%) and the applicable discount rate of 15% (2017 and 2016: 24%). Management determined the expected growth rates and the operating results based on the past performance and its expectations in relation to market developments. The discount rate used is post-tax and reflects specific risks relating to the Company.

Based on management’s assessment results, there was no impairment of goodwill and trademark as at June 30, 2016, 2017 and 2018 and no reasonable change to the assumptions would lead to an impairment charge.